Jack-Up Rigs (Tables)	6 Months Ended
Jun. 30, 2022
Jack Up Rigs [Abstract]
Schedule of Jack-Up Rigs

	June 30, 2022	December 31, 2021
(In $ millions)
Opening balance	2,730.8	2,824.6
Additions	32.3	23.8
Depreciation and amortization	(58.2)	(117.6)
Total	2,704.9	2,730.8